Employee Benefits - Summary of Assumed Life Expectancy at Age 65 (Detail) - yr	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Principal pension plans [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.4	23.3	23.2
Principal pension plans [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.1	24.1	24.0
Principal pension plans [member] | Currently aged 40 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.5	24.5	24.5
Principal pension plans [member] | Currently aged 40 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.3	25.2	25.2
Principal non-pension post-retirement benefit plan [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.4	23.3	23.2
Principal non-pension post-retirement benefit plan [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.1	24.1	24.0
Principal non-pension post-retirement benefit plan [member] | Currently aged 40 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.5	24.5	24.5
Principal non-pension post-retirement benefit plan [member] | Currently aged 40 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.3	25.2	25.2
Other pension and retirement plans [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.1	22.1	21.8
Other pension and retirement plans [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.7	23.7	23.4
Other pension and retirement plans [member] | Currently aged 40 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.9	23.0	22.9
Other pension and retirement plans [member] | Currently aged 40 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.8	24.8	25.1